DEFERRED INCOME TAXES (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Taxes
Loss before taxes - continued operations		R$ (2,805,044)	R$ (34,788)	R$ 1,352,234
Nominal tax rate		34.00%	34.00%	34.00%
Benefit at nominal rate		R$ 953,715	R$ 11,828	R$ (459,759)
Adjustments to income taxes
Income from associates and joint ventures		366	8,626
Difference of tax rates on results of foreign subsidiaries		212,753	244,822	1,018,576
Difference of functional currency of foreign subsidiaries		(538,002)	(129)	1,142,762
Deferred tax assets not recognized	[1]	(967,103)	(840,457)	(1,842,478)
Recognition of tax assets from previous years		(77,964)	1,025,000	361,000
Interest on taxes		83,235	104,789
Profits taxed by foreign jurisdictions		(31,400)	(33,455)	(63,252)
Share-based payment		(16,600)	(24,454)	(22,774)
Transfer price		(24,995)	(71,634)	(40,568)
Penalties		(5,320)	(11,042)	(5,261)
Tax paid on international subsidiaries		21,061
Investment grant		114,913	109,591	52,279
Other permanent differences		(10,293)	28,617	32,238
Total		R$ (285,634)	R$ 552,102	R$ 172,763
Effective rate		(10.20%)	1587.00%	(12.80%)
Current tax		R$ (77,574)	R$ (255,642)	R$ (77,373)
Deferred tax		R$ (208,060)	R$ 807,744	R$ 250,136

[1]	Amount related to the non-recognition of deferred tax on tax losses carryforward in the Consolidated, due to limited capacity of realization (note 10.2).